     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 25, 2002


                                                REGISTRATION NO. 33-43773
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                        POST-EFFECTIVE AMENDMENT NO. 21                      [X]

                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 33                             [X]
                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------

                      MERRILL LYNCH LIFE VARIABLE ANNUITY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                          MERRILL LYNCH LIFE INSURANCE
                                    COMPANY
                              (NAME OF DEPOSITOR)

                                 7 ROSZEL ROAD
                          PRINCETON, NEW JERSEY 08540
                                 (609) 627-3700
         (ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------

                            BARRY G. SKOLNICK, ESQ.
                   SENIOR VICE PRESIDENT AND GENERAL COUNSEL
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                                 7 ROSZEL ROAD
                          PRINCETON, NEW JERSEY 08540

                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.
                        SUTHERLAND ASBILL & BRENNAN LLP
                          1275 PENNSYLVANIA AVENUE, NW
                          WASHINGTON, D.C. 20004-2415
                            ------------------------

   It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on   June 28, 2002  pursuant to paragraph (b) of Rule 485


            (date)

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on  ______________ pursuant to paragraph (a)(1) of Rule 485

            (date)

   If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in Flexible Premium Individual Deferred Variable Annuity Contracts.

                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-12
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Prospectus and Statement of Additional Information are hereby incorporated by reference from Registrant's Post-Effective Amendment No. 20 to Form N-4, Registration No. 333-43773 filed April 26, 2002.

                      MERRILL LYNCH LIFE INSURANCE COMPANY


      MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A ("ACCOUNT A")


      MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B ("ACCOUNT B")



                         SUPPLEMENT DATED JULY 1, 2002


                                     TO THE


                          PROSPECTUS DATED MAY 1, 2002


                                      FOR


                         MERRILL LYNCH RETIREMENT PLUS



     This supplement describes the addition of five new subaccounts to Account A under the Retirement Plus variable annuity contracts (collectively, the "Contracts") issued by Merrill Lynch Life Insurance Company. If you have any questions about these new subaccounts, please contact your Financial Advisor, or call or write the Service Center at (800) 535-5549, P.O. Box 44222, Jacksonville, Florida 32231-4222. Please retain this supplement with your Contract prospectus for your reference.



     As of July 1, 2002, the following five new subaccounts are available for the allocation of premiums and contract value. The following underlying portfolios correspond to these new subaccounts:



     - The Roszel/Lord Abbett Mid Cap Value Portfolio, Roszel/Seligman Mid Cap Growth Portfolio, Roszel/PIMCO Small Cap Value Portfolio, and Roszel/JP Morgan Small Cap Growth Portfolio of the MLIG Variable Insurance Trust (the "MLIG Trust"); and



     - The PIMCO Total Return Portfolio of the PIMCO Variable Insurance Trust (the "PIMCO Trust").



     The following sections set forth the investment objectives and strategies for each of these portfolios ("Funds") and current fees and expenses.



                        ADVISORY FEES AND FUND EXPENSES



     The Funds pay monthly advisory fees and other expenses. The following table helps you understand the costs and expenses you will bear, directly or indirectly. The table shows Fund expenses for the year ended December 31, 2001, as a percentage of each Fund's average net assets. (Expenses for the MLIG Trust are estimated for the current fiscal year.)



                                   PIMCO
                                 Variable
                              Insurance Trust
                              (Administrative
                               Class Shares)             MLIG VARIABLE INSURANCE TRUST(a)(b)
                              ---------------   ------------------------------------------------------
                                   PIMCO                                                     JP Morgan
                                   TOTAL         Lord Abbett    Seligman Mid   PIMCO Small   Small Cap
ANNUAL EXPENSES                  RETURN(c)      Mid Cap Value    Cap Growth     Cap Value     Growth
---------------               ---------------   -------------   ------------   -----------   ---------
Investment Advisory Fees....        .25%             .85%            .85%          .85%         .95%
Other Expenses..............        .41%             .97%            .97%          .97%         .97%
                                    ---             ----            ----          ----         ----
Total Annual Operating
  Expenses..................        .66%            1.82%           1.82%         1.82%        1.92%
Expense Reimbursements......        .01%             .67%            .67%          .67%         .67%
                                    ---             ----            ----          ----         ----
Net Expenses................        .65%            1.15%           1.15%         1.15%        1.25%

EXAMPLES OF CHARGES



     If the Contract is surrendered at the end of the applicable time period:



     The following cumulative expenses would be paid on each $1,000 invested, assuming 5% annual return on assets and election of the Estate Enhancer benefit:



                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
SUBACCOUNT INVESTING IN:
PIMCO Total Return Portfolio................................   $88      $122      $154       $266
Roszel/Lord Abbett Mid Cap Value Portfolio..................   $93      $136      $180       $316
Roszel/Seligman Mid Cap Growth Portfolio....................   $93      $136      $180       $316
Roszel/PIMCO Small Cap Value Portfolio......................   $93      $136      $180       $316
Roszel/JP Morgan Small Cap Growth Portfolio.................   $94      $139      $185       $326



     If the Contract is annuitized, or not surrendered, at the end of the applicable time period:



     The following cumulative expenses would be paid on each $1,000 invested, assuming 5% annual return on assets and election of the Estate Enhancer benefit:



                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
SUBACCOUNT INVESTING IN:
PIMCO Total Return Portfolio................................   $24       $73      $124       $266
Roszel/Lord Abbett Mid Cap Value Portfolio..................   $29       $88      $150       $316
Roszel/Seligman Mid Cap Growth Portfolio....................   $29       $88      $150       $316
Roszel/PIMCO Small Cap Value Portfolio......................   $29       $88      $150       $316
Roszel/JP Morgan Small Cap Growth Portfolio.................   $30       $91      $155       $326



     The preceding Fee Table and Examples help you understand the costs and expenses you will bear, directly or indirectly. The Fee Table and Examples include expenses and charges of the Separate Account as well as the Funds. The Examples assume that current waivers and reimbursements of Fund expenses will remain in effect for the periods shown. These waivers and reimbursements, however, may be terminated at any time, unless otherwise stated. The Examples also reflect the $40 contract maintenance charge as 0.0277% of average assets. The Examples assume that the Estate Enhancer benefit is elected and reflect the annual charge of 0.25% of the average contract value as of the end of the four prior contract quarters. Premium taxes may also be applicable, but are not reflected in the Examples.



     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.



NOTES TO FEE TABLE



     (a) Expenses for these Funds are estimated.



     (b) Roszel Advisors, LLC and MLIG Variable Insurance Trust have entered into an expense limitation agreement whereby Roszel Advisors has agreed to reimburse each Fund to the extent total operating expenses (excluding interest, taxes, brokerage commissions, expenses in the form of fees paid to Trust service providers by brokers in connection with directed brokerage arrangements, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Fund's business) exceed the following limits:
         1.15% for Roszel/Lord Abbett Mid Cap Value Portfolio; 1.15% for Roszel/ Seligman Mid Cap Growth Portfolio; 1.15% for Roszel/PIMCO Small Cap Value Portfolio; and 1.25% for Roszel/JP Morgan Small Cap Growth Portfolio. Any such reimbursement is subject to potential recoupment by Roszel Advisors within three years.

     (c) Pacific Investment Management Company LLC ("PIMCO") has agreed to reduce total annual operating expenses to the extent that they would exceed 0.65% of average daily net assets, due to organizational expenses and the payment by the Fund of its pro rata portion of the PIMCO Trust's Trustees' fees. Any such waiver is subject to potential future reimbursement within three years from the date the fee was waived.



                      INVESTMENT OBJECTIVES AND STRATEGIES



     Below we list the investment objectives and strategies for the new Funds. There is no guarantee that any Fund will be able to meet its investment objective.



PIMCO TRUST



     PIMCO Trust is registered with the Securities and Exchange Commission as an open-end management investment company. Pacific Investment Management Company ("PIMCO"), located at 840 Newport Center Drive, Suite 300 Newport Beach, California 92660, serves as the investment adviser to the Total Return Portfolio. PIMCO is a wholly owned subsidiary partnership of PIMCO Advisors, L.P. As the investment adviser, PIMCO is paid fees by the Fund for its services.



     As of July 1, 2002, Administrative Class shares of one of its portfolios are available through Account A. The investment objective and certain investment policies of this Fund are described below.



     TOTAL RETURN PORTFOLIO. This Fund seeks to maximize total return, consistent with preservation of capital and prudent investment management. Under normal circumstances, the Fund invests at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration normally varies within a three-to six-year time frame based on PIMCO's forecast for interest rates.



MLIG TRUST



     The MLIG Trust is registered with the Securities and Exchange Commission as an open-end management investment company. Roszel Advisors, LLC ("Roszel Advisors") is the investment manager of MLIG Trust and each of its portfolios. As investment manager, Roszel Advisors is responsible for overall management of the MLIG Trust and for retaining subadvisers to manage the assets of each portfolio according to its investment objective and strategies. The subadviser for each portfolio is listed below.



     Roszel Advisors and each subadviser is registered as an investment adviser under the Investment Advisers Act of 1940. Roszel Advisors is an indirect subsidiary of Merrill Lynch & Co., Inc. Roszel Advisors' principal business address is 7 Roszel Road, Princeton, New Jersey 08540. As the investment manager, it is paid fees by the Funds for its services. Roszel Advisors pays all subadvisory fees, not the Fund.



     As of July 1, 2002, shares of five of the portfolios of the MLIG Trust are available through Account A. The investment objectives and certain investment policies of these Funds are described below.



     Roszel/Lord Abbett Mid Cap Value Portfolio seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in mid capitalization equity securities (generally, those with capitalizations between $500 million and $10 billion) that the adviser believes are undervalued by the market. The adviser emphasizes qualitative analysis of companies and seeks to identify those whose securities have the potential for significant market appreciation due to growing recognition or anticipation of improvement in their financial results. The subadviser for the Fund is Lord, Abbett & Co.



     Roszel/Seligman Mid Cap Growth Portfolio seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in mid capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The adviser's approach is to screen companies using both quantitative and qualitative analysis. The adviser first screens companies for past growth in sales and earnings, as well as a strong balance sheet. The Fund may, from time to time, invest in a variety of income-bearing securities. The subadviser for the Fund is J. & W. Seligman & Co. Incorporated.

     Roszel/PIMCO Small Cap Value Portfolio seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in small capitalization equity securities that the adviser believes are undervalued by the market. The adviser screens small capitalization stocks to identify around 500 that it believes are undervalued. The screening is done using traditional quantitative factors evaluated both on a relative basis (compared to securities of issuers in the same industry) and on an "absolute" basis (compared to the overall market). The adviser then narrows its field using further quantitative analysis of factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices) and earnings momentum (i.e., changes in analyst's earnings-per-share estimates) relative to dividend yields and liquidity and selects from among them, those that pay dividends. The adviser generally tries to maintain about 100 stocks in equal amounts in the Fund without having more than 10% of total assets in securities of issuers in a single industry. The subadvisers for the Fund are PIMCO Advisory Services Holdings LLC and NFJ Investment Group L.P.



     Roszel/JP Morgan Small Cap Growth Portfolio seeks long-term capital appreciation. The Fund pursues its investment objective by investing primarily in small capitalization equity securities that the adviser believes have a potential for high earnings growth rates. The Fund generally holds securities with market capitalizations within the capitalization range of its performance benchmark, the S&P 600 Barra Growth Index. The adviser focuses on small capitalization securities of issuers with strong earnings prospects that are increasing their market share. The adviser emphasizes companies with accelerating revenue growth, sustainable earnings trends, a strong management team and attractive profitability characteristics. Qualitative factors that the adviser looks for include dominant market share, proprietary technology, new product cycle, barriers to entry and modest financial leverage. The Fund is more broadly diversified than many of its peers and maintains investments in all sectors of its performance benchmark. The subadviser for the Fund is J.P. Morgan Fleming Asset Management (USA) Inc.

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)    Financial Statements
       (1)          Financial Statements of Merrill Lynch Life Variable Annuity
                     Separate Account A as of December 31, 2001 and for the two years ended December 31, 2001 and the Notes relating thereto appear in the Statement of Additional Information
                     (Part B of the Registration Statement)
       (2)          Financial Statements of Merrill Lynch Life Variable Annuity
                     Separate Account B as of December 31, 2001 and for the two years ended December 31, 2001 and the Notes relating thereto appear in the Statement of Additional Information
                     (Part B of the Registration Statement)
       (3)          Financial Statements of Merrill Lynch Life Insurance Company
                     for the three years ended December 31, 2001 and the Notes relating thereto appear in the Statement of Additional
                     Information (Part B of the Registration Statement)
(b)    Exhibits
       (1)          Resolution of the Board of Directors of Merrill Lynch Life
                     Insurance Company establishing the Merrill Lynch Life
                     Variable Annuity Separate Account A and Merrill Lynch Life
                     Variable Annuity Separate Account B. (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                     1996).
       (2)          Not Applicable
       (3)          Underwriting Agreement Between Merrill Lynch Life Insurance
                     Company and Merrill Lynch, Pierce, Fenner & Smith
                     Incorporated. (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 10 to Form N-4, Registration
                     No. 33-43773 Filed December 10, 1996).
       (4)(a)       Individual Variable Annuity Contract issued by Merrill Lynch
                     Life Insurance Company. (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 10 to Form N-4,
                     Registration No. 33-43773 Filed December 10, 1996).
       (b)          Merrill Lynch Life Insurance Company Contingent Deferred
                     Sales Charge Waiver Endorsement. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form
                     N-4, Registration No. 33-43773 Filed December 10, 1996).
       (c)          Individual Retirement Annuity Endorsement. (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                     1996).
       (d)          Merrill Lynch Life Insurance Company Endorsement.
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 10 to Form N-4, Registration No. 33-43773
                     Filed December 10, 1996).
       (e)          Individual Variable Annuity Contract (revised) issued by
                     Merrill Lynch Life Insurance Company (ML-VA-002)
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 7 to Form N-4, Registration No. 33-43773
                     Filed April 26, 1995).
       (f)          Merrill Lynch Life Insurance Company Endorsement (ML008)
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 7 to Form N-4, Registration No. 33-43773
                     Filed April 26, 1995).
       (g)          Merrill Lynch Life Insurance Company Individual Variable
                     Annuity Contract (ML-VA-001) (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 7 to Form N-4,
                     Registration No. 33-43773 Filed April 26, 1995).
       (h)          Guaranteed Minimum Income Benefit Rider (Incorporated by
                     Reference to Registrant's Post-Effective Registration No.
                     33-43773 Filed March 15, 1999).

       (i)          Tax-Sheltered Annuity Endorsement. (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 15 to Form N-4, Registration No. 33-43773 Filed April 13,
                     1999).
       (j)          Merrill Lynch Life Insurance Company Death Benefit
                     Endorsement (ML043) (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 18 to Form N-4,
                     Registration No. 33-43773 Filed March 2, 2001).
       (k)          Merrill Lynch Life Insurance Company Death Benefit
                     Endorsement (ML044) (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 18 to Form N-4,
                     Registration No. 33-43773 Filed March 2, 2001).
       (l)          Merrill Lynch Life Insurance Company Death Benefit
                     Endorsement (ML045) (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 18 to Form N-4,
                     Registration No. 33-43773 Filed March 2, 2001).
       (m)          Merrill Lynch Life Insurance Company Death Benefit
                     Endorsement (ML046) (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 18 to Form N-4,
                     Registration No. 33-43773 Filed March 2, 2001).
       (n)          Merrill Lynch Life Insurance Company Death Benefit
                     Endorsement (ML047) (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 18 to Form N-4,
                     Registration No. 33-43773 Filed March 2, 2001).
       (o)          Merrill Lynch Life Insurance Company Death Benefit
                     Enhancement Riders (ML048 and ML049) (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 18 to Form N-4, Registration No. 33-43773 Filed March 2,
                     2001).
       (p)          Form of Contract Schedules to Individual Variable Annuity
                     Contracts ML-VA-001 and ML-VA-002 (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 18 to Form N-4, Registration No. 33-43773 Filed March 2,
                     2001).
       (5)          Form of Application for the Flexible Premium Individual
                     Deferred Variable Annuity (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 18 to Form N-4,
                     Registration No. 33-43773 Filed March 2, 2001).
       (6)(a)       Articles of Amendment, Restatement and Redomestication of
                     the Articles of Incorporation of Merrill Lynch Life
                     Insurance Company. (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 10 to Form N-4,
                     Registration No. 33-43773 Filed December 10, 1996).
       (b)          Amended and Restated By-laws of Merrill Lynch Life Insurance
                     Company. (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 10 to Form N-4, Registration
                     No. 33-43773 Filed December 10, 1996).
       (7)          Not Applicable
       (8)(a)       Amended General Agency Agreement (Incorporated by Reference
                     to Registrant's Post-Effective Amendment No. 5 to Form N-4,
                     Registration No. 33-43773 Filed April 28, 1994).
       (b)          Indemnity Agreement Between Merrill Lynch Life Insurance
                     Company and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No.
                     10 to Form N-4, Registration No. 33-43773 Filed December
                     10, 1996).
       (c)          Management Agreement Between Merrill Lynch Life Insurance
                     Company and Merrill Lynch Asset Management, Inc.
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 10 to Form N-4, Registration No. 33-43773
                     Filed December 10, 1996).
       (d)          Agreement Between Merrill Lynch Life Insurance Company and
                     Merrill Lynch Variable Series Funds, Inc. Relating to
                     Maintaining Constant Net Asset Value for the Reserve Assets
                     Fund. (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 10 to Form N-4, Registration
                     No. 33-43773 Filed December 10, 1996).

       (e)          Agreement Between Merrill Lynch Life Insurance Company and
                     Merrill Lynch Variable Series Funds, Inc. Relating to
                     Maintaining Constant Net Asset Value for the Domestic Money
                     Market Fund. (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 10 to Form N-4, Registration
                     No. 33-43773 Filed December 10, 1996).
       (f)          Agreement Between Merrill Lynch Life Insurance Company and
                     Merrill Lynch Variable Series Funds, Inc. Relating to
                     Valuation and Purchase Procedures. (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                     1996).
       (g)          Amended Service Agreement Between Merrill Lynch Life
                     Insurance Company and Merrill Lynch Insurance Group, Inc.
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 5 to Form N-4, Registration No. 33-43773
                     Filed April 28, 1994).
       (h)          Reimbursement Agreement Between Merrill Lynch Asset
                     Management, Inc. and Merrill Lynch Life Agency, Inc.
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 10 to Form N-4, Registration No. 33-43773
                     Filed December 10, 1996).
       (i)          Amendment to the Reimbursement Agreement Between Merrill
                     Lynch Asset Management, L.P. and Merrill Lynch Life Agency,
                     Inc. (Incorporated by Reference to Registrant's
                     Registration Statement on Form N-4, Registration No.
                     333-90243 Filed November 3, 1999).
       (j)          Form of Participation Agreement Between Merrill Lynch
                     Variable Series Funds, Inc., Merrill Lynch Life Insurance
                     Company, ML Life Insurance Company of New York, and Family
                     Life Insurance Company (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 5 to Form N-4,
                     Registration No. 33-43773 Filed April 28, 1994).
       (k)          Form of Participation Agreement Between Merrill Lynch
                     Variable Series Funds, Inc. and Merrill Lynch Life
                     Insurance Company. (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 10 to Form N-4,
                     Registration No. 33-43773 Filed December 10, 1996).
       (l)          Amendment to the Participation Agreement Between Merrill
                     Lynch Variable Series Funds, Inc. and Merrill Lynch Life
                     Insurance Company. (Incorporated by Reference to
                     Registrant's Registration Statement on Form N-4,
                     Registration No. 333-90243 Filed November 3, 1999).
       (m)          Participation Agreement By And Among AIM Variable Insurance
                     Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life
                     Insurance Company. (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 11 to Form N-4,
                     Registration No. 33-43773 Filed April 23, 1997).
       (n)          Amendment to the Participation Agreement By And Among AIM
                     Variable Insurance Funds, Inc., AIM Distributors, Inc., and
                     Merrill Lynch Life Insurance Company. (Incorporated by
                     Reference to Registrant's Registration Statement on Form
                     N-4, Registration No. 333-90243 Filed November 3, 1999).
       (o)          Form of Participation Agreement Among Merrill Lynch Life
                     Insurance Company, Alliance Capital Management L.P., and
                     Alliance Fund Distributors, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form
                     N-4, Registration No. 33-43773 Filed December 10, 1996).
       (p)          Amendment to the Participation Agreement Among Merrill Lynch
                     Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated May 1, 1997.
                     (Incorporated by Reference to Registrant's Registration
                     Statement on Form N-4, Registration No. 333-90243 Filed
                     November 3, 1999).

       (q)          Amendment to the Participation Agreement Among Merrill Lynch
                     Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated June 5, 1998.
                     (Incorporated by Reference to Registrant's Registration
                     Statement on Form N-4, Registration No. 333-90243 Filed
                     November 3, 1999).
       (r)          Amendment to the Participation Agreement Among Merrill Lynch
                     Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated July 22, 1999.
                     (Incorporated by Reference to Registrant's Registration
                     Statement on Form N-4, Registration No. 333-90243 Filed
                     November 3, 1999).
       (s)          Form of Participation Agreement Among MFS Variable Insurance
                     Trust, Merrill Lynch Life Insurance Company, and
                     Massachusetts Financial Services Company. (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                     1996).
       (t)          Amendment to the Participation Agreement Among MFS()(R)
                     Variable Insurance Trust(SM), Merrill Lynch Life Insurance
                     Company, and Massachusetts Financial Services Company dated
                     May 1, 1997. (Incorporated by Reference to Registrant's
                     Registration Statement on Form N-4, Registration No.
                     333-90243 Filed November 3, 1999).
       (u)          Form of Participation Agreement Among Merrill Lynch Life
                     Insurance Company, Hotchkis and Wiley Variable Trust, and
                     Hotchkis and Wiley. (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 12 to Form N-4,
                     Registration No. 33-43773 Filed May 1, 1998).
       (v)          Amendment to the Participation Agreement Among Merrill Lynch
                     Life Insurance Company and Hotchkis and Wiley Variable
                     Trust. (Incorporated by Reference to Registrant's
                     Registration Statement on Form N-4, Registration No.
                     333-90243 Filed November 3, 1999).
       (w)          Form of Amendment to Participation Agreement Between Merrill
                     Lynch Variable Series Funds, Inc. and Merrill Lynch Life
                     Insurance Company. (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 12 to Form N-4,
                     Registration No. 33-43773 Filed May 1, 1998).
       (x)          Form of Participation Agreement Between Merrill Lynch,
                     Pierce, Fenner & Smith Incorporated and Merrill Lynch Life
                     Insurance Company. (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 12 to Form N-4,
                     Registration No. 33-43773 Filed May 1, 1998).
       (y)          Form of Participation Agreement Between Mercury Asset
                     Management V.I. Funds, Inc. and Merrill Lynch Life
                     Insurance Company. (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 15 to Form N-4,
                     Registration No. 33-43773 Filed April 13, 1999).
       (z)          Form of Participation Agreement Between Davis Variable
                     Account Fund, Inc. and Merrill Lynch Life Insurance Company
                     (Incorporated by Reference to Registrant's Pre-Effective
                     Amendment No. 2 to Form N-4, Registration No. 333-90243
                     Filed March 31, 2000).
       (aa)         Form of Participation Agreement Between American Century
                     Investment Services, Inc. and Merrill Lynch Life Insurance
                     Company (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 19 to Form N-4, Registration
                     No. 33-43773 Filed April 30, 2001).
       (9)          Opinion of Barry G. Skolnick, Esq. and Consent to its use as
                     to the legality of the securities being registered.
                     (Incorporated by Reference to Registrant's Post-effective
                     Amendment No. 10 to Form N-4, Registration No. 33-43773
                     Filed December 10, 1996).
       (10)(a)      Written Consent of Sutherland Asbill & Brennan LLP.
       (b)          Written Consent of Deloitte & Touche LLP, independent
                     auditors.
       (c)          Written Consent of Barry G. Skolnick, Esq.
       (11)         Not Applicable
       (12)         Not Applicable

       (13)         Schedule for Computation of Performance Quotations.
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 10 to Form N-4, Registration No. 33-43773
                     Filed December 10, 1996).
       (14)(a)      Power of Attorney from Barry G. Skolnick (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 4 to
                     Form N-4, Registration No. 33-43773 Filed March 2, 1994).
       (b)          Power of Attorney from Matthew J. Rider (Incorporated by
                     Reference to Merrill Lynch Variable Life Separate Account's
                     Form S-6, Registration No. 333-47844 Filed October 12,
                     2000).
       (c)          Power of Attorney from Michael P. Cogswell. (Incorporated by
                     Reference to Registrant's Pre-Effective Amendment No. 1 to
                     Form N-4, Registration No. 333-63904 Filed September 10,
                     2001).
       (d)          Power of Attorney from H. McIntyre Gardner (Incorporated by
                     Reference to Registrant's Registration Statement on Form
                     N-4, Registration No. 333-63904 Filed June 26, 2001).
       (e)          Power of Attorney from Nikos K. Kardassis (Incorporated by
                     Reference to Registrant's Pre-Effective Amendment No. 1 to
                     Form N-4, Registration No. 333-63904 Filed September 10,
                     2001).
       (f)          Power of Attorney from Christopher J. Grady (Incorporated by
                     Reference to Registrant's Registration Statement on Form
                     N-4, Registration No. 333-63904 Filed June 26, 2001).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR*

            NAME                   PRINCIPAL BUSINESS ADDRESS        POSITION WITH DEPOSITOR*
----------------------------  -------------------------------------  ------------------------
Michael P. Cogswell           7 Roszel Road                          Director and Senior Vice
                              Princeton, NJ 08540                    President.
H. McIntyre Gardner           4 World Financial Center               Director and Chairman of
                              New York, NY 10080                     the Board.
Christopher J. Grady          7 Roszel Road                          Director and Senior Vice
                              Princeton, NJ 08540                    President.
Nikos K. Kardassis            7 Roszel Road                          Director, President, and
                              Princeton, NJ 08540                      Chief Executive
                                                                       Officer.
Matthew J. Rider              7 Roszel Road                          Director, Senior Vice
                              Princeton, NJ 08540                      President, Chief
                                                                       Financial Officer, and
                                                                       Treasurer.
Barry G. Skolnick             7 Roszel Road                          Director, Senior Vice
                              Princeton, NJ 08540                      President, and General
                                                                       Counsel.
Amy L. Ferrero                4804 Deer Lake Drive East              Senior Vice President,
                              Jacksonville, FL 32246                 Administration.
Concetta Rugierro             7 Roszel Road                          Senior Vice President.
                              Princeton, NJ 08540
Deborah J. Adler              7 Roszel Road                          Vice President and Chief
                                                                     Actuary.
                              Princeton, NJ 08540
Tracy A. Bartoy               4804 Deer Lake Drive East              Vice President and
                                                                     Assistant Secretary.
                              Jacksonville, FL 32246
Edward W. Diffin, Jr.         7 Roszel Road                          Vice President and
                                                                     Senior Counsel.
                              Princeton, NJ 08540
Toni DeChiara                 7 Roszel Road                          Vice President.
                              Princeton, NJ 08540
Scott Edblom                  7 Roszel Road                          Vice President.
                              Princeton, NJ 08540
Wilford H. Fuller             First Union Tower                      Vice President.
                              300 North Greene Street
                              Greensboro, NC 27401

            NAME                   PRINCIPAL BUSINESS ADDRESS        POSITION WITH DEPOSITOR*
----------------------------  -------------------------------------  ------------------------
Frances C. Grabish            7 Roszel Road                          Vice President and
                              Princeton, NJ 08540                    Senior Counsel.
Roger Helms                   7 Roszel Road                          Vice President.
                              Princeton, NJ 08540
Joseph E. Justice             7 Roszel Road                          Vice President and
                              Princeton, NJ 08540                      Controller
Patrick Lusk                  7 Roszel Road                          Vice President.
                              Princeton, NJ 08540
Robin A. Maston               7 Roszel Road                          Vice President and
                              Princeton, NJ 08540                      Senior Compliance
                                                                       Officer.
Jane R. Michael               4804 Deer Lake Drive East              Vice President.
                              Jacksonville, FL 32246
Terry L. Rapp                 7 Roszel Road                          Vice President and
                              Princeton, NJ 08540                      Senior Compliance
                                                                       Officer.
Lori M. Salvo                 7 Roszel Road                          Vice President, Senior
                              Princeton, NJ 08540                      Counsel, and Secretary
Greta Rein Ulmer              7 Roszel Road                          Vice President,
                              Princeton, NJ 08540                      Compliance Services
                                                                       Manager.
Amy Winston                   7 Roszel Road                          Vice President and
                              Princeton, NJ 08540                      Director of
                                                                       Compliance.
Kelley Woods                  4804 Deer Lake Drive East              Vice President.
                              Jacksonville, FL 32246


---------------
* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT

     The following are subsidiaries of ML & Co. as of February 26, 2002 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.

                                                                   STATE OR
                                                                JURISDICTION OF
                            NAME                                    ENTITY
                            ----                              -------------------
Merrill Lynch & Co., Inc. ..................................  Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated(1).....  Delaware
     Broadcort Capital Corp. ...............................  Delaware
     Merrill Lynch Life Agency Inc.(2)......................  Washington
     Merrill Lynch Professional Clearing Corp.(3)...........  Delaware
  Merrill Lynch Capital Services, Inc. .....................  Delaware
  Merrill Lynch Government Securities, Inc. ................  Delaware
     Merrill Lynch Money Markets Inc. ......................  Delaware

                                                                   STATE OR
                                                                JURISDICTION OF
                            NAME                                    ENTITY
                            ----                              -------------------
  Merrill Lynch Group, Inc. ................................  Delaware
     Merrill Lynch Investment Managers Group Limited(4).....  England
       Merrill Lynch Investment Managers Holdings Limited...  England
       Merrill Lynch Investment Managers Limited............  England
     Merrill Lynch Investment Managers, L.P.(5).............  Delaware
       MLIM Alternative Strategies LLC......................  Delaware
     Merrill Lynch Capital Partners, Inc. ..................  Delaware
     Merrill Lynch Bank & Trust Co. ........................  New Jersey
     Merrill Lynch Insurance Group, Inc. ...................  Delaware
       Merrill Lynch Life Insurance Company.................  Arkansas
       ML Life Insurance Company of New York................  New York
     Merrill Lynch International Finance Corporation........  New York
       Merrill Lynch International Bank Limited.............  England
          Merrill Lynch Bank (Suisse) S.A. .................  Switzerland
       Merrill Lynch Group Holdings Limited.................  Ireland
          Merrill Lynch Capital Markets Bank Limited........  Ireland
     Merrill Lynch Mortgage Capital Inc. ...................  Delaware
     Merrill Lynch Trust Company FSB........................  New Jersey
     MLDP Holdings, Inc.(6).................................  Delaware
       Merrill Lynch Derivative Products AG.................  Switzerland
     ML IBK Positions, Inc. ................................  Delaware
       Merrill Lynch Capital Corporation....................  Delaware
     ML Leasing Equipment Corp.(7)..........................  Delaware
     Merrill Lynch Canada Holdings Company..................  Nova Scotia
       Merrill Lynch Canada Finance Company.................  Nova Scotia
       Merrill Lynch & Co., Canada Ltd. ....................  Ontario
          Merrill Lynch Canada Inc. ........................  Canada
  Merrill Lynch Bank USA....................................  Utah
     Merrill Lynch Business Financial Services Inc. ........  Delaware
     Merrill Lynch Credit Corporation.......................  Delaware
     Merrill Lynch New Jersey Investment Corporation........  New Jersey
     Merrill Lynch Utah Investment Corporation..............  Utah
  Merrill Lynch International Incorporated..................  Delaware
     Merrill Lynch (Australasia) Pty Limited................  New South Wales,
                                                              Australia
       Merrill Lynch Finance (Australia) Pty Limited........  Victoria, Australia
       Merrill Lynch International (Australia) Limited(8)...  New South Wales,
                                                              Australia
  Merrill Lynch International Holdings Inc. ................  Delaware
     Merrill Lynch Bank and Trust Company (Cayman)
      Limited...............................................  Cayman Islands,
                                                              British West Indies
     Merrill Lynch Capital Markets AG.......................  Switzerland
     Merrill Lynch Europe PLC...............................  England
       Merrill Lynch Holdings Limited.......................  England
          Merrill Lynch International(9)....................  England
       Merrill Lynch Capital Markets Espana S.A. S.V.B. ....  Spain
       Merrill Lynch (Singapore) Pte. Ltd.(10)..............  Singapore
     Merrill Lynch South Africa (Pty) Ltd.(11)..............  South Africa
     Merrill Lynch Mexico, S.A. de C.V., Casa de Bolsa......  Mexico
     Merrill Lynch S.A. Sociedad de Bolsa...................  Argentina
     Banco Merrill Lynch S.A. ..............................  Brazil
     Merrill Lynch S.A. ....................................  Luxembourg
     Merrill Lynch Europe Ltd. .............................  Cayman Islands,
                                                              British West Indies

                                                                   STATE OR
                                                                JURISDICTION OF
                            NAME                                    ENTITY
                            ----                              -------------------
     Merrill Lynch France S.A. .............................  France
       Merrill Lynch Finance S.A. ..........................  France
       Merrill Lynch Capital Markets (France) S.A. .........  France
       Merrill Lynch, Pierce, Fenner & Smith SAF............  France
     Merrill Lynch (Asia Pacific) Limited...................  Hong Kong
       Merrill Lynch Far East Limited.......................  Hong Kong
     Merrill Lynch Japan Securities Co., Ltd. ..............  Japan
     Merrill Lynch Japan Finance Co., Ltd. .................  Japan
  Herzog, Heine, Geduld, LLC................................  Delaware

-------------------------------
 (1) MLPF&S also conducts business as "Merrill Lynch & Co."
 (2) Similarly named affiliates and subsidiaries that engage in the sale of life insurance and annuity products are incorporated in various other jurisdictions.
 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.
 (4) Held through several intermediate holding companies.
 (5) Merrill Lynch Investment Managers, L.P. is a limited partnership whose general partner is Princeton Services, Inc. and whose limited partner is ML & Co.
 (6) Merrill Lynch Group, Inc. owns 100% of this corporation's outstanding common voting stock. 100% of the outstanding preferred voting stock is held by outside parties.
 (7) This corporation has more than 45 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.
 (8) Held through an intermediate subsidiary.
 (9) Partially owned by another indirect subsidiary of ML & Co.
(10) Held through intermediate subsidiaries.
(11) Partially owned by another indirect subsidiary of ML & Co.

ITEM 27.  NUMBER OF CONTRACTS

     The number of Contracts in force as of March 31, 2002 was 92,329.

ITEM 28.  INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency, Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

          Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a)(21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; The Corporate Fund Accumulation Program, Inc.; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; Municipal Income Fund; Municipal Investment Trust Fund; The Municipal Fund Accumulation Program, Inc.; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; and Equity Investor Fund.


     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II; ML of New York Variable Annuity Separate Account; ML of New York Variable Annuity Separate Account A; ML of New York Variable Annuity Separate Account B; and ML of New York Variable Annuity Separate Account C.


     (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

      NAME AND PRINCIPAL
       BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------  -----------------------------------------------------
E. Stanley O'Neal(1)             Director, Chairman of the Board, and Chief Executive
                                 Officer
Rosemary T. Berkery(1)           Executive Vice President
Thomas W. Davis(1)               Executive Vice President
Barry S. Friedberg(1)            Executive Vice President
James P. Gorman(1)               Executive Vice President
Jerome P. Kenney(1)              Executive Vice President
John A. McKinley(1)              Executive Vice President
Thomas H. Patrick(1)             Director and Executive Vice President
George A. Schieren(2)            Director, General Counsel, and Senior Vice President
John C. Stomber(3)               Senior Vice President and Treasurer
Arshad R. Zakaria(4)             Executive Vice President

     -----------------------------------
     (1) 4 World Financial Center, 32nd floor, New York, NY 10080

     (2) 4 World Financial Center, 12th floor, New York, NY 10080

     (3) 4 World Financial Center, 18th floor, New York, NY 10080

     (4) 4 World Financial Center, 8th floor, New York, NY 10080

     (c) Not Applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 7 Roszel

Road, Princeton, New Jersey 08540 and the Service Center at 4804 Deer Lake Drive East, Jacksonville, Florida 32246.

ITEM 31.  NOT APPLICABLE

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account A, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Township of Princeton, State of New Jersey, on the 19th day of June, 2002.


                                          Merrill Lynch Life Variable Annuity
                                          Separate Account A
                                                         (Registrant)


Attest: /s/ EDWARD W. DIFFIN, JR.                      By: /s/ BARRY G. SKOLNICK
                                                       ----------------------------------------------------
----------------------------------------------------      Barry G. Skolnick
       Edward W. Diffin, Jr.                              Senior Vice President and General Counsel
       Vice President and Senior Counsel

                                                       Merrill Lynch Life Insurance Company
                                                               (Depositor)

Attest: /s/ EDWARD W. DIFFIN, JR.                      By: /s/ BARRY G. SKOLNICK
                                                       ----------------------------------------------------
----------------------------------------------------      Barry G. Skolnick
       Edward W. Diffin, Jr.                              Senior Vice President and General Counsel
       Vice President and Senior Counsel


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 21 to the Registration Statement has been signed below by the following persons in the capacities indicated on June 19, 2002.


                      SIGNATURE                                            TITLE
                      ---------                                            -----

                          *                            Director and Senior Vice President
  ------------------------------------------------
                 Michael P. Cogswell

                          *                            Director and Chairman of the Board
  ------------------------------------------------
                 H. McIntyre Gardner

                          *                            Director and Senior Vice President
  ------------------------------------------------
                Christopher J. Grady

                          *                            Director, President, and Chief Executive
  ------------------------------------------------       Officer
                 Nikos K. Kardassis

                          *                            Director, Senior Vice President, Chief
  ------------------------------------------------       Financial Officer, and Treasurer
                  Matthew J. Rider

             *By: /s/ BARRY G. SKOLNICK                In his own capacity as Director, Senior Vice
  ------------------------------------------------       President, and General Counsel, and as
                  Barry G. Skolnick                      Attorney-In-Fact

                                 EXHIBIT INDEX

EXHIBIT                           DESCRIPTION
--------                          -----------
 10 (a)   Written Consent of Sutherland Asbill & Brennan LLP
    (b)   Written Consent of Deloitte & Touche LLP, independent
            auditors
    (c)   Written Consent of Barry G. Skolnick, Esq.